DEPRECIATION AND AMORTIZATION	9 Months Ended
Sep. 30, 2021
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION

8.DEPRECIATION AND AMORTIZATION

		Three Months Ended September 30		Nine Months Ended September 30
	Note	2021	2020	2021	2020

Depreciation of ROU assets	3	$85	$27	$218	$60
Depreciation of PPE		43	4	104	4
Amortization of patent rights	4	40	8	81	25
Depreciation and Amortization		$168	$39	$403	$89